Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings Per Common Share

The details of the computation of basic and diluted earnings per common share are as follows:

	Year Ended December 31,
(dollars in millions, share data in thousands except earnings per share)	2017	2016	2015
Net income	$81.8	$22.2	$19.6
Weighted average common shares outstanding	68,912	61,859	61,847
Basic earnings per share	$1.19	$0.36	$0.32
Net income	$81.8	$22.2	$19.6
Weighted average common shares outstanding	68,912	61,859	61,847
Diluted effect of stock options	3,204	1,435	669
Diluted weighted average common shares outstanding	72,116	63,294	62,516
Diluted earnings per share	$1.13	$0.35	$0.31
Anti-dilutive shares excluded from diluted earnings per share calculation	63	1,691	3,666